Statutory Financial Data (Tables)	12 Months Ended
Dec. 31, 2015
Statutory Capital And Surplus Disclosure Text Block [Abstract]
Schedule of statutory capital
Statutory capital and surplus for the principal operating subsidiaries of the Company for the years ended December 31, 2015 and 2014 are summarized below:

(U.S. dollars in thousands)	Bermuda (1)		U.S. (2)		U.K., Europe and Other
	2015	2014	2015	2014	2015	2014
Required statutory capital and surplus	$7,722,123	$6,194,832	$747,313	$668,794	$4,445,247	$1,604,721
Actual statutory capital and surplus (3)	$11,112,176	$10,309,895	$2,234,767	$2,233,596	$6,054,122	$2,712,552
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(1)
Required statutory capital and surplus at December 31, 2015 represents 100% Bermuda Solvency Capital Requirement ("BSCR") level for the top Bermuda operating subsidiary, XL Insurance (Bermuda) Ltd, calculated on a consolidated basis (and therefore includes a BSCR requirement for all regions).

(2)	Required statutory capital and surplus represents 100% Risk-Based Capital level for principal U.S. operating subsidiaries.

(3)	Statutory assets in Bermuda include investments in other U.S. and international subsidiaries reported separately herein.

Schedule of statutory net income loss
Statutory net income (loss) for the principal operating subsidiaries of the Company for the years ended December 31, 2015, 2014 and 2013 is summarized below:

(U.S. dollars in thousands)	2015	2014	2013
Bermuda	$1,513,924	$361,022	$1,241,878
U.S.	$17,574	$155,751	$124,310
U.K., Europe and Other	$(125,758)	$215,787	$1,465